Income Taxes (Detail) - The provision for income tax Expense(Benefits) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal
State			5,726
Foreign			(27,179)	27,247
Total Current			(21,453)	27,247
Deferred:
Federal
State
Foreign
Total Deferred
Provision for income taxes	$ 3,712	$ 14,075	$ (21,453)	$ 27,247